SCHEDULE OF FINANCIAL INFORMATION INVESTMENT IN ASSOCIATE (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Current assets	$ 7,653,021		$ 2,493,862		$ 10,096,631
Current liabilities	(543,426)		(4,165,224)		(716,943)
Non-current liabilities	(309,082)		(475,536)		(407,772)
Net assets of the associate			(2,977,200)		8,139,691
Revenue
Profit (loss)	$ (3,132,851)	(4,133,170)	(3,131,452)	$ (2,051,903)
Associates [member]
IfrsStatementLineItems [Line Items]
Current assets			665,236		494,882
Non-current assets and fair value of hospital license			776,520		743,608
Current liabilities			(66,938)		(95,631)
Non-current liabilities			(177,701)		(167,495)
Net assets of the associate			1,197,117		$ 975,364
Revenue		636,150	784,495
Profit (loss)		$ (155,989)	$ (167,734)